Financial result (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Financial result
Interest expense	€ (549)	€ (2)	€ (592)	€ (49)
Finance lease obligations	(23)	(8)	(59)	(18)
Long-term debt	(236)	8	(467)	(29)
Expense from revaluation of derivative financial instruments	(225)
Other	(65)	(2)	(66)	(2)
Interest income	11	3	732	7
Income from bond funds	9		14	1
Income from revaluation of derivative financial instruments			716
Other	2	3	2	6
Financial result	€ (538)	€ 1	€ 140	€ (42)